Revenue and Sales-Type Leases	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Revenue and Sales-Type Leases
4. Revenue and Sales-Type Leases
Revenue— The Company disaggregates revenue based on the following revenue streams:
Mortgage platform revenue, net consisted of the following:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Net gain (loss) on sale of loans	$37,667	$(68,231)
Integrated partnership revenue (loss)	13,308	(8,680)
Changes in fair value of IRLCs and forward sale commitments	10,353	178,196
Total mortgage platform revenue, net	$61,328	$101,285
Cash offer program revenue consisted of the following:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Revenue related to ASC 606	$—	$12,313
Revenue related to ASC 842	304	216,408
Total cash offer program revenue	$304	$228,721
Other platform revenue consisted of the following:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Real estate services	$7,092	$23,053
Homeowners Insurance Services	2,974	2,296
Title insurance	52	7,010
Settlement services	15	4,222
Other homeownership offerings	1,160	1,780
Total other platform revenue	$11,293	$38,362
Sales-type Leases—The following table presents the revenue and expenses recognized at the commencement date of sales-type leases for the periods indicated:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Cash offer program revenue	$304	$216,408
Cash offer program expenses	$278	$217,609